Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Beginning Balance	8,869,633	9,929,139
Exercise of warrants		(1,059,506)
Ending Balance	8,869,633	8,869,633